INITIAL PUBLIC OFFERING (Details Narrative) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)		1 Months Ended
	Oct. 29, 2021	Oct. 29, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units per share			$ 10.00
Overfunding trust account, percentage	102.00%
Transaction costs	$ 21,140,059	$ 21,140,059
Underwriting fees	3,850,000	3,850,000
Deferred underwriting fees	8,800,000	8,800,000
Excess fair value of founder shares	$ 7,748,431	7,748,431
Actual offering cost		$ 741,628
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	23,000,000	23,000,000
Price per share (in dollars per share)	$ 10.00	$ 10.00
Sale of units per share	$ 10.20	$ 10.20
Sale of units in initial public offering aggragate amount	$ 234,600,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction		10,750,000
Warrants exercise price share	$ 1.00	$ 1.00
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price share	$ 11.50	$ 11.50